Critical accounting judgements and estimates - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 5,058	£ 6,247
Upside
Disclosure of changes in accounting estimates [line items]
Weightage	30.00%	30.00%
Downside
Disclosure of changes in accounting estimates [line items]
Weightage	30.00%	30.00%
Base case
Disclosure of changes in accounting estimates [line items]
Weightage	30.00%	30.00%
Severe downside
Disclosure of changes in accounting estimates [line items]
Weightage	10.00%	10.00%
Probability weighted relative to base case
Disclosure of changes in accounting estimates [line items]
Increase in credit loss	£ 388	£ 506
Management adjustments
Disclosure of changes in accounting estimates [line items]
Increase in credit loss	1,682	1,383
Impairment (credit) charge on drawn balances
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets	£ 4,699	£ 5,788